Acquisitions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Acquisitions
NOTE 13. ACQUISITIONS

(a)	Business Combinations
The table below summarizes significant business combinations completed during the year ended December 31, 2020:

Completed during the year ended December 31, 2020	Origin House (ii)
($ in thousands)
Total consideration
Common shares issued	$396,575
Replacement awards	31,671

Total consideration	$428,246

Net identifiable assets (liabilities) acquired
Cash	$32,984
Accounts receivable	7,565
Inventory	14,658
Biological assets	2,002
Other current assets	2,197
Property and equipment	18,625
Right-of-use assets	17,984
Loans receivable, long-term	331
Investment in associate	4,302
Investments	139
Customer relationships	63,600
Trade names	39,700
Licenses	5,900
Market related intangibles	2,374
Internally developed software	380

Total identifiable assets acquired	$212,741

Short-term liabilities	$(24,349)
Lease liabilities	(18,002)
Deferred and contingent consideration	(3,807)
Notes payable	(22,045)
Deferred tax liabilities	(30,200)

Net identifiable assets acquired	$114,338

Purchase price allocation
Net identifiable assets acquired	$114,338
Goodwill	313,908

Total consideration	$428,246

Under IFRS 3, the Company retrospectively adjusted the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of the acquisition date. During the year ended December 31, 2020, the Company updated its valuation of Origin House intangible assets acquired, which resulted in an increase of $9.2 million to the acquisition date value of intangible assets and an associated increase of $2.8 million to the acquisition date value of the deferred tax liability, resulting in an offsetting reduction in goodwill. The Company has completed the purchase accounting related to Origin House and is no longer within the measurement period as of the issuance of the Consolidated Financial Statements.

(i)	Wellbeings
On October 5, 2020, the Company acquired all remaining equity interests and voting rights of Wellbeings LLC (“Wellbeings”). As a result of this acquisition, the Company has control over a business that distributes and sells high quality CBD wellness products.
No consideration was transferred for this step acquisition, other than the Company recognized $0.2 million of goodwill and assumed $0.2 million of net liabilities. The Company recognized a $0.5 million loss on a previous investment in Wellbeings, offset by a gain of $0.3 million related to the reversal of an expected credit loss on a loan that was extended to Wellbeings by the Company prior to the acquisition.

(ii)	Origin House
On January 8, 2020, the Company announced that it had closed its acquisition of 100% of the membership interests of Origin House. As a result of this acquisition, the Company now holds additional licenses to cultivate and process medical and adult-use
marijuana and new licenses to distribute medical and
adult-use
cannabis in the state of California. Additionally, the Company now holds licenses to operate a nicotine vape business in Canada with retail, online and wholesale revenues, as well as franchise locations.
Total consideration for the acquisition was $428.2 million. The consideration consisted of 66.5 million SVS issued as of the acquisition date, valued at $396.6 million, and 5.7 million replacement awards, valued at $31.7 million. The replacement awards are comprised of 3.4 million replacement RSUs, 1.6 million deferred share awards and 0.6 million replacement options. The Company recorded an increase of $51 thousand of post-acquisition share-based compensation expense related to the replacement options for the year ended December 31, 2020. See Note 12 for additional details.
As part of the acquisition, the Company recorded reserves of $0.1 million for potential payments contingent on future events. The matter was settled and paid during the year ended December 31, 2020. See Note 19 for additional details.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Origin House acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results.
Total unaudited pro forma Revenue and Net loss for the combined company for the year ended December 31, 2020 was $476.9 million and $37.0 million, respectively.
Contributed revenue and Net loss from the Origin House acquisition for the year ended December 31, 2020 was $88.7 million and $30.7 million, respectively.

Since the first quarter of 2019, the Company has recorded transaction costs of $5.5 million in connection with the Origin House acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations.
The table below summarizes business combinations completed during the year ended December 31, 2019:

Completed during the year ended December 31, 2019	Valley Ag (iii)	HHH (iv)	Total
($ in thousands)
Total consideration
Cash	$18,774	$—	$18,774
Deferred cash consideration	25,990	26,606	52,596
Common shares issued	48,881	—	48,881
Derivative liability consideration	5,437	—	5,437
Contingent consideration	20,346	—	20,346
Loan settlement	10,146	4,807	14,953

	$129,574	$31,413	$160,987

Net identifiable assets (liabilities) acquired
Cash	$1,199	$313	$1,512
Accounts receivable	145	306	451
Inventory	800	4,703	5,503
Biological assets	—	1,436	1,436
Other current assets	558	18	576
Property & equipment	7,256	8,524	15,780
Right-of-use asset	6,836	—	6,836
Other non-current assets	81	1	82
Customer relationships	1,200	300	1,500
Non-compete agreement	—	300	300
License	53,400	12,000	65,400

Total identifiable assets acquired	$71,475	$27,901	$99,376

Short-term liabilities	$(690)	$(621)	$(1,311)
Lease liability	(6,980)	—	(6,980)
Long-term liability	—	(550)	(550)
Deferred tax liability	(16,108)	—	(16,108)

Net identifiable assets acquired	$47,697	$26,730	$74,427

Purchase price allocation
Net identifiable assets acquired	$47,697	$26,730	$74,427
Goodwill	81,877	4,683	86,560

Total consideration	$129,574	$31,413	$160,987

Net cash outflows
Cash consideration paid	$(18,774)	$(80)	$(18,854)
Cash acquired	1,199	313	1,512

Total	$(17,575)	$233	$(17,342)

No goodwill for any acquisition is expected to be deductible for tax purposes. Additionally, per IFRS 3, the Company retrospectively adjusted the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of the acquisition date. During the year ended December 31, 2019, the Company recognized additional goodwill of $13 thousand related to the updated valuation of deferred consideration. The measurement period yielded no changes during 2020 and the purchase price allocation has been finalized.

(iii)	Gloucester Street Capital, LLC
On October 8, 2019, the Company announced that it had closed its acquisition of 100% of the membership interests of Gloucester Street Capital, LLC, the parent entity of Valley Agriceuticals, LLC via a merger between Gloucester and a subsidiary of Cresco Labs. As a result of this acquisition, Cresco Labs now holds one of 10 vertically integrated cannabis business licenses granted in the State of New York by the New York State Department of Health.
Total consideration for the acquisition was $129.6 million. Total consideration consisted of $18.8 million in cash consideration, equity consideration of $49 thousand which consisted of 8.7 million PVS (as converted), warrants classified as long-term derivative liabilities convertible into 2.0 million PVS (as converted) valued at $5.4 million, $26 thousand in deferred cash consideration, valued at present value, $20.3 million in contingent consideration and settlement of a loan receivable valued at $10.1 million. The maximum payment of contingent consideration is 4.8 million PVS (as converted) (includes potential fractional shares to be paid in cash) of which the ultimate value will fluctuate along with the movement of the Company’s stock price. See section (c) and (d) of this note for discussion of the methodology of the calculation of contingent consideration. See Note 20 for additional detail on liability-classified warrants.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Valley Ag acquisition had occurred as of January 1, 2019. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2019 or of the future consolidated operating results.
Total unaudited pro forma revenue and net loss for the combined company for the year ended December 31, 2019 was $129.8 million and $68.9 million, respectively.
Contributed revenue and net loss from the Valley Ag acquisition was $0.8 million and $0.5 million, respectively, from the acquisition date through December 31, 2019.
The Company recorded transaction costs of $2.0 million in connection with the Valley Ag acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2019.

(iv)	Hope Heal Health, Inc. (“HHH”) and 1880 West, LLC, (“1880 W”), collectively referred to as (“HHH”)
On October 1, 2019, in order to enter the Massachusetts market, Cresco Labs, LLC acquired HHH via certain agreements giving it operational control before cash consideration was settled. HHH holds licenses to cultivate, process and dispense medical and adult-use
marijuana in the State of Massachusetts, and operates a medical marijuana dispensary in Fall River, Massachusetts which was granted the right to dispense adult-use
cannabis. The legal closing and cash funding for HHH occurred on February 7, 2020.
Total consideration for the acquisition was $31.4 million consisting of deferred cash consideration, valued at present value, of $26.6 million and settlement of a pre-existing
loan receivable valued at $4.8 million.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the HHH acquisition had occurred as of January 1, 2019. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2019 or of the future consolidated operating results.

Total unaudited pro forma revenue and net loss for the combined company for the year ended December 31, 2019 was $129.6 million and $68.3 thousand, respectively.
Contributed revenue and net income from the HHH acquisition was $2.0 million and $3.0 million, respectively, from the acquisition date through December 31, 2019.
The Company recorded transaction costs of $0.6 million in connection with the HHH acquisition in Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2019.

(b)	Deferred Consideration, Contingent Consideration and Other Payables
The following is a summary of deferred consideration and other payables balances as of December 31, 2020 and 2019, which are classified as short term:

($ in thousands)	IFRS 9 classification	2020	2019
MedMar contingent consideration liability for tax payments	FVTPL	$—	$2,000
MedMar contingent consideration liability	FVTPL	—	1,927
Interest payable - short term	Amortized Cost	—	1,464
HHH deferred consideration	FVTPL	—	27,237
Valley Ag deferred consideration	Amortized Cost	—	18,750
Valley Ag operating cash flows consideration	FVTPL	—	7,423
Valley Ag make-whole liability	FVTPL	—	800
Valley Ag contingent consideration	FVTPL	19,093	—
Liability-classified equity awards	FVTPL	22	339

Total Deferred consideration, contingent consideration and other payables		$19,115	$59,940

Decreases in deferred consideration between December 31, 2019 and December 31, 2020 are due to fair value adjustments and payments of deferred consideration related to acquisitions of MedMar, HHH and Valley Ag.
For the year ended December 31, 2020, the Company recognized a mark-to-market
loss of $73 thousand on MedMar’s contingent consideration liability. During year ended December 31, 2020, the Company settled the contingent consideration liability with the issuance of 0.1 million SVS, valued at $0.5 million, and a cash payment of $1.5 million. As of December 31, 2020, the Company settled the $2.0 million contingent consideration liability for tax payments which is based on the counterparty’s expected tax liability for total consideration transferred for the acquisition with the issuance of 0.1 million SVS, valued at $1.1 million, and a cash payment of $0.9 million.
During the year ended December 31, 2020, the Company paid $27.5 million to settle the HHH deferred consideration and recorded $0.3 million in interest expense.
During the year ended December 31, 2020, the Company paid $18.8 million and issued 0.3 million PVS
(as-converted),
valued at $1.3 million, to settle the Valley Ag deferred consideration and corresponding interest payable.
The Valley Ag operating cash flows consideration was reclassified to long-term liabilities as it is expected to be settled in more than 12 months.

The Valley Ag make-whole adjustment liability, which compensated previous owners for agreeing to a securities lock-up
period, expired as of December 31, 2020. During the year ended December 31, 2020, the Company recognized mark-to-market
losses of $0.7 million and made payments of 0.5 million SVS valued at $1.5 million for make-whole adjustment liability. No additional make-whole adjustment liability remains as of December 31, 2020.
During the year ended December 31, 2020, the Company recorded a mark-to-market
fair value gain of $2.8 million related to contingent consideration for its Valley Ag acquisition. As of December 31, 2020, the estimated liability of $19.1 million is based on the present value of potential payments associated with market conditions and changes in the Company’s stock price. The Valley Ag contingent consideration remaining balance of $19.1 million was reclassified to current liabilities as it is expected to be settled within the next 12 months.
In connection with the Origin House acquisition, the Company acquired deferred consideration liabilities valued at $3.8 million, primarily related to $3.7 million of deferred consideration associated with Origin House’s previous acquisition of Cub City. In May 2020, the Company settled these obligations through issuance of 0.8 million SVS, valued at $2.2 million and cash payment of $1.5 million. In May 2020, the Company issued 0.3 million shares, valued at $1.0 million, in accordance with the post combination remuneration agreement with FloraCal.
The Company holds various real estate property approximating $10.0 million in fair value as collateral for certain deferred payment obligations.

(c)	Long-term Deferred and Contingent Consideration
The following is a summary of long-term contingent consideration as of December 31, 2020 and 2019:

($ in thousands)	IFRS 9 classification	2020	2019
Valley Ag contingent consideration	FVTPL	$—	$21,901
Valley Ag operating cash flows consideration	FVTPL	7,247	—

Total Long-term deferred and contingent consideration		$7,247	$21,901

During the year ended December 31, 2020, the Company recorded a $0.2 million decrease to the present value of Valley Ag operating cash flows consideration due to changes in the Company’s incremental borrowing rate and other present value considerations. As of December 31, 2020, the estimated liability of $7.2 million is based on the present value of expected payments associated with future cashflows of the acquired business.